Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Trade and Other Receivables

	2024 $	2023 $
Trade Receivables	657	351,905
Accrued Income	29,443	-
Research and Development Tax incentive receivable	-	63,776
Other advances	43,618	1,952,560
Less; allowance for credit losses	(2,603)	(2,603)
Total trade and other receivables	71,115	2,365,638